Risk Management Activities - Maturity of Non-Hedges (Details) - 12 months ended Dec. 31, 2020 - Non-Hedges - Commodity risk management	CAD ($) $ / $	cADPerMegawattHour
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount	$ 54,000,000
Average foreign exchange rate | $ / $	0.7648
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount	$ 0
Average foreign exchange rate | $ / $	0
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount	$ 0
Average foreign exchange rate | $ / $	0
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount	$ 0
Average foreign exchange rate | $ / $	0
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount	$ 0
Average foreign exchange rate | $ / $	0
Foreign exchange forward contracts – foreign-denominated receipts/expenditures | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount	$ 0
Average foreign exchange rate | $ / $	0
Electricity | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount	$ 3,424,000
Average power prices | cADPerMegawattHour		cADPerMegawattHour 69.51
Electricity | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount	3,329,000
Average power prices | cADPerMegawattHour		71.91
Electricity | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount	3,329,000
Average power prices | cADPerMegawattHour		73.72
Electricity | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount	3,338,000
Average power prices | cADPerMegawattHour		75.56
Electricity | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount	2,628,000
Average power prices | cADPerMegawattHour		77.44
Electricity | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount	$ 0
Average power prices | cADPerMegawattHour		cADPerMegawattHour 0